Federal Life Trust
3750 West Deerfield Road
Riverwoods, Illinois 60015
May 5, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Federal Life Trust
File Nos. 333-147558 and 811-22145
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), this letter serves to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Act does not differ from that contained in Post-Effective Amendment No. 5 to the Registration Statement of Federal Life Trust, which was filed electronically.
Sincerely yours,

/s/ William S. Austin
William S. Austin
President and Trustee